LEASES (Details 2) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Right-of-use asset, net			$ 236,000
Lease Liability:
Current portion of lease liability			108,000
Non-current portion of lease liability			139,000
Total lease liability
Open World Ltd. [Member]
Right-of-use asset, net	912,147	982,858	1,258,424
Lease Liability:
Current portion of lease liability	290,140	284,651	263,352
Non-current portion of lease liability	650,124	723,844	1,008,495
Total lease liability	$ 940,264	$ 1,008,495	$ 1,271,847